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                          MFS(R)STRATEGIC GROWTH FUND
                           MFS(R)MID CAP GROWTH FUND
                            MFS(R)TOTAL RETURN FUND
                              MFS(R)RESEARCH FUND
                        MFS(R)CAPITAL OPPORTUNITIES FUND
                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                         MASSACHUSETTS INVESTORS TRUST
                                MFS(R)BOND FUND
                            MFS(R)GLOBAL EQUITY FUND
                           MFS(R)EMERGING GROWTH FUND
                          MFS(R)LIMITED MATURITY FUND

  Supplement to the Current Prospectus and Statement of Additional Information

Each fund's Prospectus and Statement of Additional Information are also available in Spanish. For a copy, please contact an MFS service representative at 1-800-225-2606. In case of a conflict between the English and the Spanish versions, the English version will govern.


                The date of this supplement is October 16, 2000.